Income Taxes - Schedule of Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U. S. federal statutory tax rate	(21.00%)	(21.00%)
State statutory tax rate	(8.25%)	(8.25%)
Change in valuation allowance	29.25%	29.25%
Effective tax rate	0.00%	0.00%